Other Long-Term Assets (Tables)	6 Months Ended
Jun. 30, 2020
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Composition of other long term assets table explanatory
The composition of other long-term assets is shown below:

(in thousands)	Note	June 30 2020	December 31 2019
Intangible assets		$3,227	$3,419
Debt issue costs - Revolving Facility	18.1	5,849	5,154
Adventus ROFR		615	615
Subscription rights	16	-	1,524
Other		3,691	3,854
Total other long-term assets		$13,382	$14,566